Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,733,500.00
Previously Paid Amount	0.00
Total Fee Amount	103,676.30
Total Offset Amount	0.00
Net Fee	103,676.30
Narrative - Max Aggregate Offering Price	$ 750,733,500.00
Final Prospectus	true